Intangible Assets, net - Expected Amortization Expense on Intangible Assets (Details) $ in Millions	Dec. 31, 2025 USD ($)
Expected amortization expense for next five years
2026	$ 35
2027	27
2028	18
2029	7
2030	6
Finite lived intangible assets amortization expense, years one through five	$ 94